Certain Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 02, 2020
Certain Transactions (Details) [Line Items]
Aggregate purchase price					$ 97,100
Exchange agreement					In exchange for 100% of the outstanding shares of Origin the Company issued 1,488 thousand ordinary shares, paid cash upon closing and is obligated to pay additional payments (combination of cash and shares) subject to performance-based earnouts over 3 years.
Exchange for outstanding shares, percentage					100.00%
Based earnouts over term					3 years
Consideration paid					$ 31,200
Contingent Consideration, description					The total contingent payments could reach to a maximum aggregate amount of up to $ 40 million. Approximately 50% of the payments shall be settled in cash, and 50% shall be settled through the issuance of ordinary shares.
Additional payment amount					$ 6,000
Retention period					3 years
Intangible asset					$ 71,000
Intangible asset useful-life					10 years
Net gain on divestiture of minority interest						$ 3,578	$ 7,908
Sale of stock					3,200
Sale of solidscape					1,000
Operating expenses					675,390	$ 325,391	334,071
Restructuring plan, percentage										10.00%
Employee related charges					6,400
Other related charges					3,900
Bank Loan [Member]
Certain Transactions (Details) [Line Items]
Proceeds from secured debt									$ 26,000
Interest rate									3.35%
Credit Line [Member]
Certain Transactions (Details) [Line Items]
Proceeds from secured debt									$ 24,000
Proceeds from lines of credit								$ 10,000
Xaar 3D [Member]
Certain Transactions (Details) [Line Items]
Investment, description			the Company entered into an agreement with Xaar plc (“Xaar”) to purchase additional shares of Xaar 3D that will increase its stake from 15 to 45 percent, with Xaar retaining the remaining 55 percent.
Additional interest amount					$ 15,700
LPW Technology [Member]
Certain Transactions (Details) [Line Items]
Consideration paid				$ 33,600
Net gain on divestiture of minority interest				$ 13,500
Net loss for the year ended							4,600
Solidscape Divestment [Member]
Certain Transactions (Details) [Line Items]
Net gain on divestiture of minority interest		$ 7,000
Evolve Research and Development Project [Member]
Certain Transactions (Details) [Line Items]
Operating expenses							1,600
Write-off of in-process research and development project							$ 5,000
Unconsolidated Entity [Member]
Certain Transactions (Details) [Line Items]
Net gain on divestiture of minority interest	$ 3,600